Sterling Capital Behavioral Large Cap Value Equity Fund
1
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
See accompanying Notes to the Schedule of Portfolio Investments.
Shares Fair Value
COMMON STOCKS — 99 .6%
Automobiles — 1 .7%
5,390
Ford Motor Co. ...................
$ 67,591
11,590
General Motors Co. ................
538,471
606,062
Banks — 7 .9%
1,350
Citigroup, Inc. ....................
85,671
6,675
JPMorgan Chase & Co. .............
1,350,086
3,280
PNC Financial Services Group, Inc. (The)
509,974
13,520
Wells Fargo & Co. .................
802,953
2,748,684
Biotechnology — 4 .9%
4,050
AbbVie, Inc. .....................
694,656
1,720
Amgen, Inc. ......................
537,414
1,960
Gilead Sciences, Inc. ...............
134,476
2,490
Incyte Corp. (a) ....................
150,944
590
United Therapeutics Corp. (a) .........
187,944
1,705,434
Broadline Retail — 0 .9%
370
Dillard's, Inc. , Class A ..............
162,944
2,310
eBay, Inc. .......................
124,093
287,037
Building Products — 0 .7%
130
Carlisle Cos., Inc. ..................
52,677
1,000
Owens Corning ...................
173,720
226,397
Capital Markets — 6 .9%
1,050
Ameriprise Financial, Inc. ............
448,549
9,100
Bank of New York Mellon Corp. (The) ...
544,999
1,380
Goldman Sachs Group, Inc. (The) ......
624,202
5,175
Janus Henderson Group PLC .........
174,449
6,110
Morgan Stanley ...................
593,831
2,386,030
Chemicals — 0 .8%
4,330
Axalta Coating Systems, Ltd. (a) .......
147,956
2,230
Scotts Miracle-Gro Co. (The) .........
145,084
293,040
Construction Materials — 1 .9%
6,630
CRH PLC .......................
497,118
735
Eagle Materials, Inc. ................
159,833
656,951
Consumer Finance — 2 .2%
3,980
Capital One Financial Corp. ..........
551,031
4,725
Synchrony Financial ................
222,973
774,004
Consumer Staples Distribution & Retail — 1 .7%
3,750
Kroger Co. (The) ..................
187,237
2,110
Target Corp. .....................
312,365
Shares Fair Value
COMMON STOCKS — (continued)
Consumer Staples Distribution & Retail
— (continued)
1,720
U.S. Foods Holding Corp. (a) ..........
$ 91,126
590,728
Diversified Consumer Services — 0 .7%
22,120
ADT, Inc. .......................
168,112
400
Grand Canyon Education, Inc. (a) .......
55,964
224,076
Diversified Telecommunication Services — 2 .9%
31,075
AT&T, Inc. ......................
593,843
9,670
Verizon Communications, Inc. .........
398,791
992,634
Electric Utilities — 3 .4%
1,880
American Electric Power Co., Inc. ......
164,951
2,550
Constellation Energy Corp. ...........
510,688
3,725
Duke Energy Corp. ................
373,357
1,070
Entergy Corp. ....................
114,490
1,163,486
Electrical Equipment — 0 .4%
510
Acuity Brands, Inc. ................
123,134
Electronic Equipment, Instruments &
Components — 1 .0%
1,460
TD SYNNEX Corp. ................
168,484
4,450
Vontier Corp. .....................
169,990
338,474
Financial Services — 1 .5%
7,180
Corebridge Financial, Inc. ............
209,082
8,050
MGIC Investment Corp. .............
173,478
12,275
Western Union Co. (The) ............
150,000
532,560
Food Products — 1 .6%
12,180
Kraft Heinz Co. (The) ...............
392,440
4,110
Pilgrim's Pride Corp. (a) .............
158,194
550,634
Health Care Providers & Services — 8 .0%
1,965
Cencora, Inc. .....................
442,714
2,685
Centene Corp. (a) ..................
178,016
1,640
Cigna Group (The) .................
542,135
1,190
DaVita, Inc. (a) ....................
164,898
524
Elevance Health, Inc. ...............
283,935
1,480
HCA Healthcare, Inc. ...............
475,494
894
McKesson Corp. ..................
522,132
1,230
Tenet Healthcare Corp. (a) ............
163,627
2,772,951
Hotel & Resort REITs — 0 .7%
8,670
Host Hotels & Resorts, Inc. ...........
155,887
6,140
Park Hotels & Resorts, Inc. ...........
91,977
247,864

Sterling Capital Behavioral Large Cap Value Equity Fund

Schedule of Portfolio Investments — (continued)
June 30, 2024 (Unaudited)
Continued
Shares Fair Value
COMMON STOCKS — (continued)
Hotels, Restaurants & Leisure — 0 .7%
910
Expedia Group, Inc. (a) ..............
$ 114,651
850
Royal Caribbean Cruises, Ltd. (a) .......
135,516
250,167
Household Durables — 2 .3%
1,195
DR Horton, Inc. ...................
168,411
3,120
Lennar Corp. , Class A ..............
467,595
1,350
Toll Brothers, Inc. .................
155,493
791,499
Household Products — 1 .1%
860
Colgate-Palmolive Co. ..............
83,454
1,125
Kimberly-Clark Corp. ...............
155,475
5,370
Reynolds Consumer Products, Inc. ......
150,253
389,182
Independent Power and Renewable Electricity
Producers — 0 .5%
2,110
Vistra Corp. ......................
181,418
Industrial Conglomerates — 1 .6%
5,550
3M Co. .........................
567,155
Insurance — 4 .9%
3,030
Allstate Corp. (The) ................
483,770
1,670
Chubb, Ltd. ......................
425,984
4,455
Prudential Financial, Inc. ............
522,081
700
Reinsurance Group of America, Inc. ....
143,689
660
Travelers Cos., Inc. (The) ............
134,204
1,709,728
Interactive Media & Services — 1 .5%
270
Alphabet, Inc. , Class C ..............
49,523
935
Meta Platforms, Inc. , Class A .........
471,446
520,969
IT Services — 1 .9%
3,870
International Business Machines Corp. ..
669,316
Machinery — 5 .8%
2,300
Allison Transmission Holdings, Inc. .....
174,570
1,965
Caterpillar, Inc. ...................
654,542
8,730
Gates Industrial Corp. PLC (a) .........
138,021
4,900
PACCAR, Inc. ....................
504,406
1,050
Parker-Hannifin Corp. ..............
531,100
2,002,639
Marine Transportation — 0 .5%
1,380
Kirby Corp. (a) ....................
165,227
Media — 1 .9%
16,890
Comcast Corp. , Class A .............
661,412
Metals & Mining — 0 .5%
1,400
Steel Dynamics, Inc. ................
181,300
Shares Fair Value
COMMON STOCKS — (continued)
Mortgage Real Estate Investment Trusts (REITs)
— 0 .7%
13,375
Rithm Capital Corp. ................
$ 145,921
5,540
Starwood Property Trust, Inc. .........
104,928
250,849
Multi-Utilities — 1 .4%
9,730
Dominion Energy, Inc. ..............
476,770
Oil, Gas & Consumable Fuels — 8 .6%
1,260
EOG Resources, Inc. ...............
158,596
10,630
Exxon Mobil Corp. ................
1,223,726
27,190
Kinder Morgan, Inc. ................
540,265
3,120
Marathon Petroleum Corp. ...........
541,258
3,250
Valero Energy Corp. ................
509,470
2,973,315
Paper & Forest Products — 0 .3%
1,080
Louisiana-Pacific Corp. .............
88,916
Passenger Airlines — 0 .6%
2,980
Delta Air Lines, Inc. ................
141,371
1,650
United Airlines Holdings, Inc. (a) .......
80,289
221,660
Pharmaceuticals — 2 .1%
1,365
Jazz Pharmaceuticals PLC (a) .........
145,686
3,580
Merck & Co., Inc. .................
443,204
12,190
Viatris, Inc. ......................
129,580
718,470
Professional Services — 0 .3%
670
Leidos Holdings, Inc. ...............
97,740
Retail REITs — 1 .5%
3,415
Simon Property Group, Inc. ..........
518,397
Semiconductors & Semiconductor Equipment
— 4 .0%
2,060
Applied Materials, Inc. ..............
486,139
560
KLA Corp. ......................
461,726
2,250
QUALCOMM, Inc. ................
448,155
1,396,020
Specialized REITs — 1 .1%
3,150
EPR Properties ...................
132,237
2,450
Gaming & Leisure Properties, Inc. ......
110,765
5,175
VICI Properties, Inc. ...............
148,212
391,214
Specialty Retail — 0 .5%
6,860
Gap, Inc. (The) ...................
163,885
Technology Hardware, Storage & Peripherals
— 2 .2%
3,480
Dell Technologies, Inc. , Class C ........
479,927
4,350
HP, Inc. .........................
152,337

Sterling Capital Behavioral Large Cap Value Equity Fund

Schedule of Portfolio Investments — (continued)
June 30, 2024 (Unaudited)
Continued
Shares Fair Value
COMMON STOCKS — (continued)
Technology Hardware, Storage & Peripherals
— (continued)
980
NetApp, Inc. .....................
$ 126,224
758,488
Tobacco — 1 .7%
12,590
Altria Group, Inc. ..................
573,474
Trading Companies & Distributors — 1 .6%
3,245
Core & Main, Inc. , Class A (a) .........
158,810
1,025
Ferguson PLC ....................
198,491
290
United Rentals, Inc. ................
187,552
544,853
Total Common Stocks
(Cost $ 29,345,746 ) ............... 34,484,243
MONEY MARKET FUND — 0 .4%
155,199
Federated Treasury Obligations Fund ,
Institutional Shares , 5.17% (b) .......
155,199
Total Money Market Fund
(Cost $ 155,199 ) ................. 155,199
Total Investments — 100 .0%
(Cost $ 29,500,945 ) ............................ 34,639,442
Net Other Assets (Liabilities) — 0 .0% ............... 16,883
NET ASSETS — 100.0% .......................
$ 34,656,325
(a) Represents non-income producing security.
(b) Represents the current yield as of report date.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Behavioral Large Cap Value Equity Fund
June 30, 2024 (Unaudited)
1. Organization:
Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment
Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.
The Trust offers shares of Sterling Capital Behavioral Large Cap Value Equity Fund (referred to as a “Fund”).
The Fund is a “diversified” fund as defined in the 1940 Act.
2. Significant Accounting Policies:
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-
Investment Companies. The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of this schedule requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedule and the reported amount of income and expense for the reporting period. Actual result could differ from those estimates.
Securities Valuation —
Investments of the Fund in securities traded on a national securities exchange or in the over-the-
counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Fund may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.
Fair Value Measurements —
The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:
Level 1 – quoted prices in active markets for identical securities
Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Behavioral Large Cap Value Equity Fund — (continued)
June 30, 2024 (Unaudited)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended June 30, 2024 , there were no significant changes to the valuation policies and procedures.
The summary of inputs used to determine the fair value of the Fund’s investments as of June 30, 2024 is as follows:
Cash and Cash Equivalents —
The Fund considers liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Fund may invest its excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.
Forward Foreign Currency Exchange Contracts —
The Fund may enter into forward foreign currency exchange contracts
(foreign currency exchange risk) in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Funds securities denominated in a particular currency. A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Fund can be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for purposes of this schedule as unrealized gains or losses until the contract settlement date. When the contract is closed, the
Fund records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed.
Risks Associated with Foreign Securities and Currencies —
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.
When-Issued and Forward Commitments —
The Fund may purchase securities on a “when-issued” basis. The Fund may also purchase or sell securities on a forward commitment basis. The Fund records when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Fund commencing with the date the Fund agrees to purchase the securities. The Fund does not accrue interest or dividends on “when-issued” securities until the underlying securities are received.
Level 1-
Quoted Prices
Level 2-
Other Significant
Observable Inputs
Level 3-
Significant
Unobservable
Inputs Total
Assets:
Investments in Securities
Sterling Capital Behavioral Large Cap Value Equity Fund ... $ 34,639,442 (a) $ — $ — $ 34,639,442
(a) Industries, countries or security types are disclosed in the Schedule of Portfolio Investments.